Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 20,762	$ 12,078	$ 19,197
Marketable securities	39,670
Accounts receivable, net of allowance of $0, $0 and $69 (unaudited) as of December 31, 2016 and 2015, and September 30, 2017, respectively	10,080	4,834	6,091
Expenditures billable to clients	5,167	3,384	1,220
Prepaid expenses and other current assets	2,830	1,071	766
Total current assets	78,509	21,367	27,274
Property, equipment and improvements, net	52	68	52
Patents			500
Capitalized software, net	177	321	440
Other assets	944	592
Total assets	79,682	22,348	28,266
LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	15,840	12,321	21,192
Accrued media payments	9,058	6,777	1,632
Other accrued liabilities	3,088	3,060
Customer advances	3,850	1,841	4,846
Convertible note payable, net of discounts and issuance costs of $6,898, $0 and $0 (unaudited) as of December 31, 2016 and 2015, and September 30, 2017, respectively)		13,388
Warrant liability		7,114
Total current liabilities	31,836	44,501	27,670
Other liabilities	14	22	28
Total liabilities	31,850	44,523	27,698
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock		23,350	20,146
Stockholders' equity (deficit):
Preferred stock, par value $0.001 per share; 1,000,000 shares authorized at September 30, 2017; no shares issued and outstanding at September 30, 2017 (unaudited)
Common Stock, par value $0.001 per share, 75,000,000 authorized and 14,956,322 issued and outstanding at September 30, 2017 (unaudited); 38,500,000 shares authorized and 2,620,803 and issued and outstanding at December 31, 2016, and 38,500,000 shares authorized and 1,301,249 issued and outstanding at December 31, 2015	15	4	2
Additional paid-in capital	144,396	(293)	(4,527)
Accumulated other comprehensive loss	(62)
Accumulated deficit	(96,517)	(45,236)	(15,053)
Total stockholders' equity (deficit)	47,832	(45,525)	(19,578)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 79,682	22,348	28,266
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock		17,897	16,459
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock		$ 5,453	3,020
Series A-1 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock			$ 667